Vanguard® U.S. Minimum Volatility ETF
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Consumer Discretionary (14.4%)
	TJX Cos. Inc.	16,140	1,493
*	O'Reilly Automotive Inc.	1,472	1,383
	McDonald's Corp.	4,913	1,381
	Electronic Arts Inc.	10,951	1,314
	Rollins Inc.	29,529	1,168
*	Grand Canyon Education Inc.	7,959	933
	Walmart Inc.	5,568	905
*	Atlanta Braves Holdings Inc. Class C	24,421	900
	Service Corp. International	10,919	689
*	QuinStreet Inc.	44,363	439
	Madison Square Garden Sports Corp.	2,436	434
*	Instructure Holdings Inc.	16,726	433
*	Atlanta Braves Holdings Inc. Class A	10,252	429
*	AutoZone Inc.	150	380
*	Adtalem Global Education Inc.	6,517	286
*	Stride Inc.	6,343	270
	Laureate Education Inc.	18,536	258
	H&R Block Inc.	3,763	150
	Graham Holdings Co. Class B	139	82
*	Cars.com Inc.	1,820	34
*	Daily Journal Corp.	100	29
	Nathan's Famous Inc.	229	17
			13,407
Consumer Staples (10.8%)
	Church & Dwight Co. Inc.	14,473	1,400
	McKesson Corp.	3,249	1,340
	Procter & Gamble Co.	6,880	1,062
	Colgate-Palmolive Co.	11,422	839
	Hormel Foods Corp.	16,912	653
	Hershey Co.	2,612	561
	Flowers Foods Inc.	22,518	530
	Altria Group Inc.	11,887	526
	John B Sanfilippo & Son Inc.	5,029	505
	General Mills Inc.	7,417	502
	Kellogg Co.	7,259	443
	Kimberly-Clark Corp.	3,244	418
	Mondelez International Inc. Class A	4,862	346
	Weis Markets Inc.	3,559	231
	Universal Corp.	4,837	230
	Coca-Cola Co.	1,837	110
	Oil-Dri Corp. of America	1,179	79
	PepsiCo Inc.	363	65

		Shares	Market Value ($000)
	Reynolds Consumer Products Inc.	2,198	60
	Lancaster Colony Corp.	358	59
	J M Smucker Co.	405	59
	CVS Health Corp.	815	53
	PetMed Express Inc.	3,160	36
			10,107
Energy (3.2%)
	Exxon Mobil Corp.	9,682	1,076
	Chevron Corp.	5,423	874
	Williams Cos. Inc.	16,329	564
*	First Solar Inc.	1,172	222
	Kinder Morgan Inc.	12,617	217
			2,953
Financials (11.7%)
	City Holding Co.	12,077	1,103
	White Mountains Insurance Group Ltd.	640	1,017
	First Financial Corp.	27,612	1,014
	Safety Insurance Group Inc.	14,286	984
	Cboe Global Markets Inc.	6,204	929
*	Enstar Group Ltd.	3,576	906
*	Columbia Financial Inc.	38,800	666
	AMERISAFE Inc.	11,059	573
	Westamerica BanCorp	10,831	477
	Waterstone Financial Inc.	36,257	450
	Intercontinental Exchange Inc.	3,080	363
	Travelers Cos. Inc.	2,225	359
	CME Group Inc.	1,765	358
	Great Southern Bancorp Inc.	5,473	276
	Northwest Bancshares Inc.	23,818	262
	Progressive Corp.	1,600	213
	Donegal Group Inc. Class A	13,137	192
	Community Trust Bancorp Inc.	4,514	160
	Kinsale Capital Group Inc.	369	147
	Camden National Corp.	3,554	116
	Horace Mann Educators Corp.	3,515	101
	TFS Financial Corp.	5,216	71
*	Blue Foundry Bancorp	6,954	64
	Employers Holdings Inc.	921	36
*	FVCBankcorp Inc.	2,036	25
	Stock Yards Bancorp Inc.	372	17
			10,879
Health Care (15.7%)
	Merck & Co. Inc.	12,740	1,388
	Johnson & Johnson	8,555	1,383
	AbbVie Inc.	8,527	1,253
	Gilead Sciences Inc.	14,782	1,130
	Amgen Inc.	4,352	1,116
	Eli Lilly & Co.	2,006	1,112
	Bristol-Myers Squibb Co.	17,668	1,089
	National HealthCare Corp.	14,175	935
	Becton Dickinson & Co.	2,217	620
*	NextGen Healthcare Inc.	32,878	599
	HealthStream Inc.	27,965	588
*	United Therapeutics Corp.	2,359	529
*	Prestige Consumer Healthcare Inc.	8,014	467
	Pfizer Inc.	10,390	368
*	Incyte Corp.	5,552	358

		Shares	Market Value ($000)
*	Computer Programs and Systems Inc.	21,457	349
*	Vertex Pharmaceuticals Inc.	907	316
	Chemed Corp.	559	286
*	Amphastar Pharmaceuticals Inc.	3,292	175
*	Ideaya Biosciences Inc.	3,539	104
	UnitedHealth Group Inc.	186	89
*	Merrimack Pharmaceuticals Inc.	5,466	67
	Perrigo Co. plc	1,905	67
	Cardinal Health Inc.	696	61
*	Neurocrine Biosciences Inc.	545	59
	Premier Inc. Class A	2,628	57
	Royalty Pharma plc Class A	1,705	51
*,1	Summit Therapeutics Inc. (XNMS)	28,918	47
*,1	Theravance Biopharma Inc.	2,954	28
			14,691
Industrials (11.2%)
*	OSI Systems Inc.	11,090	1,512
*	Huron Consulting Group Inc.	14,803	1,480
	Northrop Grumman Corp.	3,271	1,417
	Lockheed Martin Corp.	3,121	1,399
*	FTI Consulting Inc.	6,309	1,172
*	Kirby Corp.	9,040	749
	Cass Information Systems Inc.	14,495	556
	Heartland Express Inc.	33,403	504
	Accenture plc Class A	1,207	391
	L3Harris Technologies Inc.	1,696	302
	Ennis Inc.	11,637	248
	Jack Henry & Associates Inc.	1,149	180
	United States Lime & Minerals Inc.	570	123
	Marten Transport Ltd.	4,767	100
*	Leonardo DRS Inc.	4,645	80
	Powell Industries Inc.	674	57
*	Bowman Consulting Group Ltd.	1,861	55
*	CPI Card Group Inc.	2,525	52
	General Dynamics Corp.	218	49
*,1	CompoSecure Inc.	3,517	22
	Argan Inc.	438	19
*	Vishay Precision Group Inc.	504	18
			10,485
Real Estate (1.2%)
	Equity Commonwealth	59,399	1,130
Technology (20.2%)
	International Business Machines Corp.	10,283	1,510
	Roper Technologies Inc.	2,997	1,496
*	CommVault Systems Inc.	20,118	1,374
	Texas Instruments Inc.	7,513	1,263
	Amdocs Ltd.	13,840	1,235
	Apple Inc.	6,568	1,234
	Dolby Laboratories Inc. Class A	12,803	1,081
	Broadcom Inc.	901	831
*	Alphabet Inc. Class A	5,650	769
	Microsoft Corp.	2,327	763
*	Super Micro Computer Inc.	2,746	755
	Hewlett Packard Enterprise Co.	41,194	700
*	Agilysys Inc.	9,568	675
*	Verint Systems Inc.	19,695	638
	NetApp Inc.	6,303	483

		Shares	Market Value ($000)
	Leidos Holdings Inc.	4,371	426
*	Yelp Inc.	8,926	382
*	Rambus Inc.	6,683	377
*	NetScout Systems Inc.	12,421	356
	Oracle Corp.	2,729	329
*	Blackbaud Inc.	4,257	324
*	Intapp Inc.	8,094	296
	Analog Devices Inc.	1,412	257
	Adeia Inc.	24,129	243
	NVE Corp.	2,609	231
*	Envestnet Inc.	3,547	194
*	Model N Inc.	5,905	159
	Immersion Corp.	13,154	92
	CSG Systems International Inc.	1,373	75
*	Parsons Corp.	1,303	74
*	Alphabet Inc. Class C	514	71
	PC Connection Inc.	1,297	69
*	Cirrus Logic Inc.	736	60
*	TrueCar Inc.	12,780	31
*	Rogers Corp.	106	15
			18,868
Telecommunications (6.3%)
*	T-Mobile US Inc.	9,773	1,332
	Verizon Communications Inc.	33,926	1,187
	AT&T Inc.	54,714	809
	Cisco Systems Inc.	10,518	603
	InterDigital Inc.	6,318	548
	Shenandoah Telecommunications Co.	14,952	340
	Iridium Communications Inc.	6,071	297
*	IDT Corp. Class B	10,379	243
	ATN International Inc.	6,746	242
	Spok Holdings Inc.	14,519	207
*	Anterix Inc.	1,279	42
	Motorola Solutions Inc.	85	24
			5,874
Utilities (4.7%)
	Chesapeake Utilities Corp.	9,238	1,017
	Duke Energy Corp.	6,154	546
	Consolidated Edison Inc.	6,006	534
	Northwest Natural Holding Co.	12,506	491
	WEC Energy Group Inc.	5,189	437
	Republic Services Inc.	2,970	428
	Waste Management Inc.	1,991	312
	NorthWestern Corp.	4,609	232
	MGE Energy Inc.	1,817	132
	Spire Inc.	1,860	109
	ONE Gas Inc.	1,091	79
	DTE Energy Co.	358	37
	CMS Energy Corp.	527	30
			4,384
Total Common Stocks (Cost $89,562)			92,778

		Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.384% (Cost $426)	4,262	426
Total Investments (99.9%) (Cost $89,988)			93,204
Other Assets and Liabilities—Net (0.1%)			109
Net Assets (100%)			93,313
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $61,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $72,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	1	226	5
Micro E-mini S&P 500 Index	September 2023	7	158	1
				6
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.